Segmental analysis - Contributions by reportable segments (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	£ 6,755.3	£ 6,132.5
Revenue less pass-through costs
Headline operating profit	639.1	590.4
Reportable segments | Operating segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	5,701.0	5,202.9
Revenue less pass-through costs	4,538.2	4,097.3
Headline operating profit	507.5	488.6
Reportable segments | Operating segments | Public Relations
Disclosure of operating segments [line items]
Revenue	572.4	449.9
Revenue less pass-through costs	545.4	429.4
Headline operating profit	83.0	63.5
Reportable segments | Operating segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	481.9	479.7
Revenue less pass-through costs	425.9	372.5
Headline operating profit	£ 48.6	£ 38.3